Exhibit 99.1

NISSAN AUTO RECEIVABLES 2010-A OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2013

Collection Period	Jul-13	30/360 Days	30	Collection Period Start	1-Jul-13
Distribution Date	15-Aug-13	Actual/360 Days	31	Collection Period End	31-Jul-13
				Prior Month Settlement Date	15-Jul-13
				Current Month Settlement Date	15-Aug-13

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,366,542,785.52	210,368,542.26	191,561,270.73	0.140935
Yield Supplement Overcollaterization		7,321,015.41	468,880.82	405,569.44
Total Adjusted Portfolio		1,359,221,770.11	209,899,661.44	191,155,701.29
Total Adjusted Securities		1,359,221,770.11	209,899,661.44	191,155,701.29	0.140636
Class A-1 Notes	0.35590%	396,000,000.00	0.00	0.00	0.000000
Class A-2 Notes	0.55000%	350,900,000.00	0.00	0.00	0.000000
Class A-3 Notes	0.87000%	419,100,000.00	16,677,891.33	0.00	0.000000
Class A-4 Notes	1.31000%	135,450,000.00	135,450,000.00	133,383,931.18	0.984747
Certificates	0.00000%	57,771,770.11	57,771,770.11	57,771,770.11	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	-	-
Class A-2 Notes	0.00	0.00	-	-
Class A-3 Notes	16,677,891.33	12,091.47	39.7945391	0.0288510
Class A-4 Notes	2,066,068.82	147,866.25	15.2533689	1.0916667
Certificates	0.00	0.00	-	-
Total Securities	18,743,960.15	159,957.72

I. COLLECTIONS

Interest:
Interest Collections		833,773.86
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		833,773.86

Principal:
Principal Collections		18,592,908.61
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		18,592,908.61

Recoveries of Defaulted Receivables		268,808.39
Servicer Advances		0.00
Interest Rate Swap Receipts		0.00

Total Collections		19,695,490.86

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	36,138	209,899,661.44
Total Principal Payment		18,743,960.15
	34,491	191,155,701.29

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2010-A OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2013

III. DISTRIBUTIONS

Total Collections	19,695,490.86
Reserve Account Draw	0.00
Total Available for Distribution	19,695,490.86

1. Interest Rate Swap Payments	0.00

2. Reimbursement of Advance	28,303.86

3. Servicing Fee:
Servicing Fee Due	175,307.12
Servicing Fee Paid	175,307.12
Servicing Fee Shortfall	0.00

4. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00

Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	0.00

Class A-2 Notes Monthly Interest Paid	0.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	12,091.47

Class A-3 Notes Monthly Interest Paid	12,091.47
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	147,866.25

Class A-4 Notes Monthly Interest Paid	147,866.25
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2010-A OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2013

Total Note Monthly Interest
Total Note Monthly Interest Due	159,957.72
Total Note Monthly Interest Paid	159,957.72
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	19,331,922.16

5. Total Monthly Principal Paid on the Notes	16,677,891.33

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	18,743,960.15
Change in Total Noteholders' Principal Carryover Shortfall	0.00

6. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	587,962.01
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	587,962.01

V. RESERVE ACCOUNT

Initial Reserve Account Amount	3,398,054.43
Required Reserve Account Amount	3,398,054.43
Beginning Reserve Account Balance	3,398,054.43
Draws to Cover Shortfalls	0.00
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	3,398,054.43

Required Reserve Account Amount for Next Period	3,398,054.43

VI. POOL STATISTICS

Weighted Average Coupon	4.58%
Weighted Average Remaining Maturity	17.44

Principal Recoveries of Defaulted Receivables	268,808.39
Principal on Defaulted Receivables	214,362.92
Pool Balance at Beginning of Collection Period	210,368,542.26
Net Loss Ratio	-0.31%

Net Loss Ratio for Second Preceding Collection Period	-0.38%
Net Loss Ratio for Preceding Collection Period	0.11%
Net Loss Ratio for Current Collection Period	-0.31%
Average Net Loss Ratio	-0.19%

Cumulative Net Losses for all Periods	6,188,875.29

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2010-A OWNER TRUST
Monthly Servicer's Certificate
for the month of July 2013

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,324,102.27	489
61-90 Days Delinquent	639,811.44	93
91-120 Days Delinquent	123,923.30	26
Total Delinquent Receivables:	4,087,837.01	608
60+ Days Delinquencies as Percentage of Receivables	0.40%	0.35%

Delinquency Ratio for Second Preceding Collection Period		0.28%
Delinquency Ratio for Preceding Collection Period		0.33%
Delinquency Ratio for Current Collection Period		0.35%
Average Delinquency Ratio		0.32%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO